Consolidated Statements of Cash Flows	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2022 SGD ($)
Cash flows from operating activities:
Net income/ (loss)	$ (1,082,268)	$ (1,466,690)	$ (441,745)	$ 513,334
Adjustments to reconcile net income /(loss) to net cash provided by operating activities
Depreciation of property and equipment	71,603	97,036	117,288	92,517
Write off of property and equipment			18,975
Gain on disposal of property and equipment	(27,622)	(37,433)
Gain on disposal of subsidiary				(169,753)
Amortization of right-of- use assets	856,240	1,160,376	728,015	186,179
Change in operating assets and liabilities:
(Increase)/decrease in accounts receivables	202,309	274,169	105,869	(242,975)
Decrease in related parties	744,723	1,009,249	507,793	1,973,965
Increase in amount due to a shareholder	(1,015,828)	(1,376,650)
(Increase)/decrease in inventories	12,660	17,156	(40,192)
(Increase) /decrease in deposits, prepayments and other receivables	1,519,734	2,059,544	715,036	(2,107,472)
(Decrease)/increase in accounts payables, accruals and other current liabilities	(8,121)	(11,003)	425,764	(379,832)
Decrease in operating lease liabilities	(801,929)	(1,086,774)	(728,015)	(186,179)
Income tax payable / (receivable)	(25,078)	(33,986)	(73,732)	26,293
Net cash (used in) /provided by operating activities	446,423	604,994	1,335,056	(293,923)
Cash flows from investing activities:
Purchase of property and equipment	(7,637)	(10,350)	(44,958)	(1,183,823)
Proceed on disposal of plant and equipment	50,488	68,421		100,000
Net cash (used in)/provided by investing activities	42,851	58,071	(44,958)	(1,083,823)
Cash flows from financing activities:
Drawdown/ (repayment) of bank borrowings	(495,412)	(671,382)	(387,122)	46,582
Drawdown/ (repayment) of finance lease	(55,322)	(74,973)	(57,000)	129,022
Dividend paid			(870,000)
Net cash (used in) /provided by financing activities	(550,734)	(746,355)	(1,314,122)	175,604
Net change in cash and cash equivalent	(61,460)	(83,290)	(24,024)	(1,202,142)
BEGINNING OF YEAR	86,723	117,527	141,551	1,343,693
END OF YEAR	25,263	34,237	117,527	141,551
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	1,338	1,813	73,732	7,707
Cash paid for interest	$ 121,865	$ 165,151	$ 134,430	$ 76,418